UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-01136_____________

Security Equity Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Security Equity Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ September 30______

Date of reporting period:    June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 108.1%
Consumer Discretionary - 22.4%
TJX Companies, Inc.[1,2]	7,200	$360,431
Ross Stores, Inc.[1,2]	4,200	272,202
Walt Disney Co.[1,2]	4,024	254,116
L Brands, Inc.[1,2]	5,100	251,175
The Gap, Inc.[1,2]	6,000	250,380
Family Dollar Stores, Inc.[1,2]	3,700	230,547
Jack in the Box, Inc.*,1,2	4,000	157,160
NVR, Inc.*	126	116,171
PVH Corp.[1,2]	800	100,040
Lennar Corp. — Class A	1,348	48,582
Toll Brothers, Inc.*	1,411	46,041
Visteon Corp.*	625	39,450
Tempur Sealy International, Inc.*	767	33,671
Urban Outfitters, Inc.*	794	31,935
DR Horton, Inc.	1,351	28,749
TRI Pointe Homes, Inc.*	1,678	27,821
Steven Madden Ltd.*	441	21,336
Cavco Industries, Inc.*	413	20,836
La-Z-Boy, Inc.	971	19,682
Fossil Group, Inc.*	175	18,079
RadioShack Corp.[1,2]	5,100	16,116
Meritage Homes Corp.*	313	13,572
Standard Pacific Corp.*	1,236	10,296
Taylor Morrison Home Corp. — Class A*	378	9,216
Beazer Homes USA, Inc.*	327	5,729
Total Consumer Discretionary		2,383,333
Industrials - 21.5%
Lockheed Martin Corp.[1,2]	3,753	407,050
Trinity Industries, Inc.[1,2]	10,200	392,088
AO Smith Corp.[1,2]	8,400	304,752
Joy Global, Inc.[1,2]	4,500	218,385
Towers Watson & Co. — Class A1,2	2,200	180,268
Watts Water Technologies, Inc. — Class A1,2	2,800	126,953
USG Corp.*	4,375	100,844
General Electric Co.[1,2]	4,200	97,398
Northrop Grumman Corp.[1,2]	1,100	91,080
Armstrong World Industries, Inc.*	1,563	74,696
Con-way, Inc.[1,2]	1,700	66,232
United Parcel Service, Inc. — Class B	617	53,358
US Airways Group, Inc.*	2,293	37,651
Universal Forest Products, Inc.	590	23,553
Nortek, Inc.*	353	22,744
Fluor Corp.	265	15,717
Simpson Manufacturing Company, Inc.	448	13,180
KBR, Inc.	353	11,473
Tutor Perini Corp.*	617	11,162
Huntington Ingalls Industries, Inc.[1,2]	183	10,336
JetBlue Airways Corp.*	1,323	8,335
Harsco Corp.	265	6,145
Heartland Express, Inc.	441	6,117
Taser International, Inc.*	529	4,507
Wabash National Corp.*	353	3,594
Gibraltar Industries, Inc.*	172	2,504
Total Industrials		2,290,122
Consumer Staples - 18.0%
Philip Morris International, Inc.[1,2]	9,800	848,876
Altria Group, Inc.[1,2]	16,700	584,333
Herbalife Ltd.[1,2]	5,000	225,700
Wal-Mart Stores, Inc.[1,2]	2,200	163,878
Safeway, Inc.[1,2]	3,900	92,274
Tyson Foods, Inc. — Class A	348	8,937
Total Consumer Staples		1,923,998
Health Care - 16.8%
Johnson & Johnson[1,2]	5,000	429,301
ViroPharma, Inc.*,1,2	9,900	283,635
Life Technologies Corp.*,1,2	2,800	207,228
Amgen, Inc.[1,2]	1,800	177,588
Forest Laboratories, Inc.*,1,2	3,400	139,400
WellCare Health Plans, Inc.*,1,2	2,300	127,765
Baxter International, Inc.[1,2]	1,800	124,686
Owens & Minor, Inc.[1,2]	2,700	91,341
Charles River Laboratories International, Inc.*,1,2	2,000	82,060
Kindred Healthcare, Inc.*,1,2	3,900	51,207
Eli Lilly & Co.	970	47,646
Centene Corp.*	264	13,849
InterMune, Inc.*	1,260	12,121
Agilent Technologies, Inc.	192	8,210
Total Health Care		1,796,037
Information Technology - 9.2%
CA, Inc.[1,2]	14,000	400,820
Symantec Corp.[1,2]	5,900	132,573
Arrow Electronics, Inc.*	2,950	117,558
Avnet, Inc.*,1,2	3,100	104,160
Harmonic, Inc.*,1,2	11,000	69,850
Amkor Technology, Inc.*,1,2	9,200	38,732
SouFun Holdings Ltd. ADR	1,208	29,983
Facebook, Inc. — Class A*	794	19,739
MercadoLibre, Inc.	162	17,457
Apple, Inc.	37	14,655
Autodesk, Inc.*	353	11,981
ARM Holdings plc ADR	312	11,288
Compuware Corp.	612	6,334
Advanced Semiconductor Engineering, Inc. ADR	588	2,387
Total Information Technology		977,517
Financials - 7.2%
Amtrust Financial Services, Inc.[1,2]	6,600	235,620
Endurance Specialty Holdings Ltd.[1,2]	3,000	154,350
Weyerhaeuser Co.	4,285	122,080
Plum Creek Timber Company, Inc.	1,915	89,373
Genworth Financial, Inc. — Class A*,1,2	4,000	45,640
St. Joe Co.*	1,520	31,996
Credit Suisse Group AG ADR	891	23,576
Barclays plc ADR	1,250	21,400
Potlatch Corp.	326	13,183
EverBank Financial Corp.	617	10,218
Tejon Ranch Co.*	256	7,293

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 108.1% (continued)
Financials - 7.2% (continued)
BB&T Corp.	176	$5,963
Huntington Bancshares, Inc.	529	4,169
Total Financials		764,861
Energy - 6.3%
Anadarko Petroleum Corp.[1,2]	2,755	236,737
Range Resources Corp.	1,362	105,310
ConocoPhillips[1,2]	1,500	90,750
SM Energy Co.	1,325	79,474
Phillips 66[1,2]	750	44,182
CONSOL Energy, Inc.	787	21,328
Hercules Offshore, Inc.*	2,773	19,522
HollyFrontier Corp.	441	18,866
Cobalt International Energy, Inc.*	680	18,068
Halliburton Co.	251	10,472
Rex Energy Corp.*	529	9,300
Basic Energy Services, Inc.*	612	7,399
Willbros Group, Inc.*	963	5,913
Penn Virginia Corp.	794	3,732
Total Energy		671,053
Telecommunication Services - 3.5%
AT&T, Inc.[1,2]	10,600	375,240
Materials - 1.8%
Reliance Steel & Aluminum Co.	1,250	81,950
Eastman Chemical Co.	336	23,523
Steel Dynamics, Inc.	1,563	23,304
Kaiser Aluminum Corp.	353	21,865
Eagle Materials, Inc.	265	17,562
Martin Marietta Materials, Inc.	88	8,661
Teck Resources Ltd. — Class B	298	6,368
Stillwater Mining Co.*	454	4,876
Deltic Timber Corp.	65	3,758
Louisiana-Pacific Corp.*	243	3,594
Total Materials		195,461
Utilities - 1.4%
Exelon Corp.[1,2]	4,743	146,464
Total Common Stocks
(Cost $9,189,272)		11,524,086
EXCHANGE TRADED FUNDS† - 0.8%
iShares MSCI Italy Capped ETF	5,046	59,593
iShares Europe ETF	582	22,547
Total Exchange Traded Funds
(Cost $91,972)		82,140
CLOSED-END FUNDS† - 0.4%
Morgan Stanley China A Share Fund, Inc.	2,439	46,853
Total Closed-End Funds
(Cost $59,048)		46,853
SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account U.S. Government Fund	23,396	23,396
Total Short Term Investments
(Cost $23,396)		23,396
	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.7%
Federal Home Loan Bank[3]
0.06% due 11/29/13	$500,000	499,854
Total Federal Agency Discount Notes
(Cost $499,837)		499,854
REPURCHASE AGREEMENT††,4 - 1.1%
State Street issued 06/28/13 at 0.00% due 07/01/13	115,785	115,785
Total Repurchase Agreement
(Cost $115,785)		115,785
Total Long Investments - 115.3%
(Cost $9,979,310)		12,292,114

	Shares
COMMON STOCKS SOLD SHORT† - (68.9)%
Consumer Staples - (0.9)%
Bridgford Foods Corp.	169	(1,211)
Monster Beverage Corp.*,†††,5,6	3,250	(96,229)
Total Consumer Staples		(97,440)
Utilities - (2.3)%
Korea Electric Power Corp. ADR†††,5,6	18,310	(247,734)
Telecommunication Services - (2.6)%
Clearwire Corp. — Class A*,†††,5,6	2,530	(28,665)
Global Crossing Ltd.*,†††,5,6	1,800	(28,746)
Leap Wireless International, Inc.*,†††,5,6	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,5,6	2,400	(69,096)
Savvis, Inc.*,†††,5,6	5,700	(84,018)
Total Telecommunication Services		(275,625)
Energy - (3.0)%
Aquila Resources Ltd.*,†††,5,6	2,750	(21,907)
Modec, Inc.†††,5,6	900	(23,195)
Sevan Marine ASA*,†††,5,6	5,900	(30,951)
Trican Well Service Ltd.†††,5,6	2,000	(34,044)
QGC Pty Ltd.*,†††,5,6	12,800	(49,787)
Rio Tinto Coal Mozambique*,†††,5,6	6,700	(50,985)
BPZ Resources, Inc.*,†††,5,6	5,700	(107,160)
Total Energy		(318,029)
Materials - (3.9)%
China National Building Material Company Ltd. — Class H†††,5,6	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H†††,5,6	4,500	(20,260)
Shougang Fushan Resources Group Ltd.†††,5,6	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,5,6	8,600	(35,368)
Turquoise Hill Resources Ltd.*,†††,5,6	4,440	(37,030)
Western Areas Ltd.†††,5,6	6,200	(44,456)
Zoltek Companies, Inc.*,†††,5,6	2,700	(49,221)
Silver Wheaton Corp.†††,5,6	6,100	(64,046)
Agnico Eagle Mines Ltd.†††,5,6	1,800	(119,001)
Total Materials		(413,019)
Information Technology - (6.8)%
VeriSign, Inc.*,†††,5,6	1,200	(30,756)
Access Company Ltd.†††,5,6	17	(32,755)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (68.9)% (continued)
Information Technology - (6.8)% (continued)
Varian Semiconductor Equipment Associates, Inc.*,†††,5,6	1,260	$(33,037)
Electronic Arts, Inc.*,†††,5,6	900	(36,720)
Riverbed Technology, Inc.*,†††,5,6	3,280	(43,624)
Red Hat, Inc.*,†††,5,6	2,610	(46,589)
Baidu, Inc. ADR*,†††,5,6	200	(53,726)
Intermec, Inc.*,†††,5,6	2,740	(54,307)
Rambus, Inc.*,†††,5,6	3,600	(55,224)
VMware, Inc. — Class A*,†††,5,6	2,400	(68,592)
Imperial Energy Corporation plc*,†††,5,6	3,900	(77,681)
Equinix, Inc.*,†††,5,6	1,000	(79,941)
Cree, Inc.*,†††,5,6	4,000	(109,840)
Total Information Technology		(722,792)
Industrials - (9.5)%
China Merchants Holdings International Company Ltd.†††,5,6	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,5,6	15,000	(15,536)
China National Materials Company Ltd. — Class H†††,5,6	34,400	(17,537)
Japan Steel Works Ltd.†††,5,6	1,500	(20,809)
Ausenco Ltd.†††,5,6	2,100	(22,659)
Arrow Energy Holdings Pty Ltd.*,†††,5,6	8,900	(22,965)
Toyo Tanso Company Ltd.†††,5,6	500	(27,007)
Ryanair Holdings plc†††,5,6	9,600	(35,971)
Meyer Burger Technology AG*,†††,5,6	200	(49,879)
USG Corp.*,†††,5,6	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,5,6	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.*,†††,5,6	44,400	(461,804)
Total Industrials		(1,015,641)
Financials - (11.0)%
C C Land Holdings Ltd.†††,5,6	50,000	(13,945)
Franshion Properties China Ltd.†††,5,6	79,400	(22,104)
Mizuho Trust & Banking Company Ltd.*,†††,5,6	17,700	(24,682)
Aozora Bank Ltd.†††,5,6	16,300	(26,250)
Monex Group, Inc.†††,5,6	78	(27,384)
Mizuho Financial Group, Inc.†††,5,6	11,000	(45,461)
Aeon Mall Company Ltd.†††,5,6	1,700	(52,093)
PrivateBancorp, Inc. — Class A†††,5,6	2,390	(102,771)
Erste Group Bank AG†††,5,6	5,200	(319,536)
Wells Fargo & Co.†††,5,6	12,384	(539,689)
Total Financials		(1,173,915)
Health Care - (12.6)%
Sepracor, Inc.*,†††,5,6	1,400	(24,500)
Exelixis, Inc.*,†††,5,6	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,5,6	2,420	(48,013)
Zeltia S.A.*,†††,5,6	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,5,6	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,5,6	1,540	(56,703)
XenoPort, Inc.*,†††,5,6	1,376	(63,062)
Luminex Corp.*,†††,5,6	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,5,6	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,5,6	2,600	(71,942)
Align Technology, Inc.*,†††,5,6	6,100	(74,420)
Intercell AG*,†††,5,6	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,5,6	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,5,6	3,050	(78,324)
Sequenom, Inc.*,†††,5,6	3,810	(78,524)
Cepheid, Inc.*,†††,5,6	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,5,6	1,900	(82,954)
Basilea Pharmaceutica†††,5,6	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,5,6	2,900	(85,289)
athenahealth, Inc.*,†††,5,6	2,500	(89,625)
Total Health Care		(1,340,347)
Consumer Discretionary - (16.3)%
Tokyo Broadcasting System Holdings, Inc.†††,5,6	1,300	(21,836)
Genting Singapore plc†††,5,6	124,900	(41,123)
bwin Interactive Entertainment AG*,†††,5,6	1,600	(45,582)
Bwin.Party Digital Entertainment plc†††,5,6	15,200	(57,210)
Focus Media Holding Ltd. ADR†††,5,6	2,130	(63,900)
Sky Deutschland AG*,†††,5,6	4,000	(65,668)
Marui Group Company Ltd.†††,5,6	29,100	(219,527)
Pool Corp.†††,5,6	11,639	(288,065)
Electrolux AB†††,5,6	30,100	(395,761)
Volkswagen AG†††,5,6	1,300	(539,374)
Total Consumer Discretionary		(1,738,046)
Total Common Stock Sold Short
(Proceeds $7,165,899)		(7,342,588)
Total Securities Sold Short- (68.9)%
(Proceeds $7,165,899)		$(7,342,588)
Other Assets & Liabilities, net - 53.6%		5,712,432
Total Net Assets - 100.0%		$10,661,958

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $638,100)	8	$(3,490)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $9,491,099 (cost $7,042,611), or 89.0% of total net assets. The security was deemed liquid at the time of purchase.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreement — See Note 3.
[5]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2013. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (68.86%) of total net assets.
[6]	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company

Enhanced World Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 98.1%
SPDR S&P 500 ETF Trust	10,600	$1,696,106
Powershares QQQ Trust Series 1	13,600	968,456
Vanguard FTSE Emerging Markets ETF	18,700	725,186
iShares MSCI EAFE ETF	8,200	470,516
iShares MSCI Germany ETF	18,600	459,420
iShares MSCI South Korea Capped ETF	4,600	244,720
SPDR S&P MidCap 400 ETF Trust	600	126,228
Industrial Select Sector SPDR Fund	2,800	119,196
Total Exchange Traded Funds
(Cost $4,997,739)		4,809,828
Total Long Investments - 98.1%
(Cost $4,997,739)		$4,809,828

	Contracts
OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares MSCI South Korea Capped ETF Expiring July 2013 with strike price of $55.00	35	$(1,750)
Vanguard FTSE Emerging Markets ETF Expiring July 2013 with strike price of $40.00	140	(4,900)
Total Call options		(6,650)
Total Options Written
(Premiums received $15,108)		$(6,650)
Other Assets & Liabilities, net - 2.0%		97,908
Total Net Assets - 100.0%		$4,901,086

†	Value determined based on Level 1 inputs — See Note 2.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.0%
Financials - 26.0%
Hanover Insurance Group, Inc.	1,078,640	$52,777,854
Reinsurance Group of America, Inc. — Class A	454,574	31,415,609
WR Berkley Corp.	666,110	27,217,254
American Financial Group, Inc.	526,320	25,742,311
Alleghany Corp.*	56,390	21,614,851
Northern Trust Corp.	352,130	20,388,327
Ocwen Financial Corp.*	388,684	16,021,555
Endurance Specialty Holdings Ltd.	309,400	15,918,630
Huntington Bancshares, Inc.	1,539,620	12,132,207
Lexington Realty Trust	1,019,270	11,905,074
Home Loan Servicing Solutions Ltd.	423,227	10,144,751
Employers Holdings, Inc.	391,750	9,578,288
Zions Bancorporation	288,250	8,324,660
SVB Financial Group*	94,420	7,867,074
FirstMerit Corp.	372,872	7,468,626
City National Corp.	111,290	7,052,447
First Niagara Financial Group, Inc.	612,990	6,172,809
Wintrust Financial Corp.	152,840	5,850,715
First Midwest Bancorp, Inc.	412,938	5,665,509
Investors Real Estate Trust	562,530	4,837,758
Redwood Trust, Inc.	262,417	4,461,089
Total Financials		312,557,398
Industrials - 16.3%
Covanta Holding Corp.	1,412,060	28,269,441
URS Corp.	510,500	24,105,810
Quanta Services, Inc.*	871,720	23,065,711
Aegion Corp. — Class A*	915,096	20,598,811
Navigant Consulting, Inc.*	1,528,150	18,337,800
Orbital Sciences Corp.*	984,140	17,094,511
General Cable Corp.	494,721	15,212,671
ICF International, Inc.*	422,370	13,308,879
Saia, Inc.*	336,948	10,098,317
DigitalGlobe, Inc.*	235,553	7,304,499
Towers Watson & Co. — Class A	79,511	6,515,131
Babcock & Wilcox Co.	211,950	6,364,859
United Stationers, Inc.	160,822	5,395,578
Thermoenergy Corp.*	2,701,839	81,325
Total Industrials		195,753,343
Information Technology - 11.7%
Computer Sciences Corp.	801,860	35,097,413
Cree, Inc.*	390,800	24,956,487
IXYS Corp.[3]	2,136,329	23,627,798
RF Micro Devices, Inc.*	2,464,500	13,185,075
Maxwell Technologies, Inc.*,3	1,704,971	12,190,543
Global Payments, Inc.	257,220	11,914,430
Semtech Corp.*	222,670	7,800,130
Symmetricom, Inc.*	938,871	4,215,531
OmniVision Technologies, Inc.*	214,270	3,996,136
Euronet Worldwide, Inc.*	105,635	3,365,531
Total Information Technology		140,349,074
Consumer Discretionary - 10.4%
Brown Shoe Company, Inc.	992,755	21,374,016
Chico's FAS, Inc.	996,820	17,005,749
Cabela's, Inc.*	211,150	13,674,074
Jack in the Box, Inc.*	311,780	12,249,836
Jones Group, Inc.	871,123	11,977,941
Maidenform Brands, Inc.*	631,550	10,944,762
Guess?, Inc.	343,808	10,668,362
Scholastic Corp.	361,060	10,575,447
DeVry, Inc.	279,210	8,661,094
Gentex Corp.	313,640	7,229,402
Rent-A-Center, Inc. — Class A	31,069	1,166,641
Total Consumer Discretionary		125,527,324
Energy - 9.4%
Cameco Corp.	1,164,920	24,067,247
Whiting Petroleum Corp.*	374,012	17,238,214
McDermott International, Inc.*	1,663,374	13,606,399
Goodrich Petroleum Corp.*	997,659	12,770,035
Oasis Petroleum, Inc.*	324,610	12,617,591
Resolute Energy Corp.*	1,159,390	9,251,932
Sanchez Energy Corp.*	322,175	7,397,138
Superior Energy Services, Inc.*	261,940	6,794,724
C&J Energy Services, Inc.*	319,620	6,191,039
Energy XXI Bermuda Ltd.	119,410	2,648,514
Total Energy		112,582,833
Materials - 8.9%
Owens-Illinois, Inc.*	1,148,180	31,907,921
Sonoco Products Co.	576,950	19,945,162
Coeur Mining, Inc.*	1,225,220	16,295,426
Zoltek Companies, Inc.*	955,626	12,337,132
Landec Corp.*	867,563	11,460,507
Allied Nevada Gold Corp.*	1,616,510	10,474,985
Globe Specialty Metals, Inc.	425,030	4,620,076
Total Materials		107,041,209
Utilities - 5.0%
Black Hills Corp.	363,140	17,703,075
UGI Corp.	345,592	13,516,103
Pepco Holdings, Inc.	592,020	11,935,123
Great Plains Energy, Inc.	406,127	9,154,103
MDU Resources Group, Inc.	283,058	7,334,033
Total Utilities		59,642,437
Consumer Staples - 4.8%
Bunge Ltd.	363,613	25,732,892
Hormel Foods Corp.	392,400	15,138,792
Darling International, Inc.*	575,424	10,737,412
JM Smucker Co.	61,580	6,351,977
Total Consumer Staples		57,961,073
Health Care - 4.5%
Universal Health Services, Inc. — Class B	194,520	13,025,060
MEDNAX, Inc.*	134,271	12,296,538
Hologic, Inc.*	592,511	11,435,462
Kindred Healthcare, Inc.*	782,716	10,277,061
Alere, Inc.*	271,274	6,646,213
Forest Laboratories, Inc.*	7,910	324,310
Total Health Care		54,004,644
Total Common Stocks
(Cost $940,269,243)		1,165,419,335

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,1,2	858,334	$75,441
Total Convertible Preferred Stocks
(Cost $819,654)		75,441

	Face Amount
CONVERTIBLE BONDS†† - 0.6%
Industrials - 0.6%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	$6,683,141
Total Convertible Bonds
(Cost $6,493,876)		6,683,141
Total Investments - 97.6%
(Cost $947,582,773)		$1,172,177,917
Other Assets & Liabilities, net - 2.4%		29,356,793
Total Net Assets - 100.0%		$1,201,534,710

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid security.

[3]	Affiliated issuers — See Note 4.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 97.2%
Financials - 26.1%
Hanover Insurance Group, Inc.	472,263	$23,107,829
Reinsurance Group of America, Inc. — Class A	201,193	13,904,448
American Financial Group, Inc.	245,510	12,007,894
WR Berkley Corp.	289,530	11,830,196
Alleghany Corp.*	26,538	10,172,281
Northern Trust Corp.	155,120	8,981,448
Endurance Specialty Holdings Ltd.	137,230	7,060,484
Ocwen Financial Corp.*	167,858	6,919,107
Lexington Realty Trust	473,740	5,533,283
Huntington Bancshares, Inc.	690,090	5,437,910
Home Loan Servicing Solutions Ltd.	186,220	4,463,693
Employers Holdings, Inc.	153,794	3,760,263
Zions Bancorporation	126,980	3,667,182
SVB Financial Group*	41,590	3,465,279
FirstMerit Corp.	164,235	3,289,627
City National Corp.	49,030	3,107,031
First Midwest Bancorp, Inc.	202,729	2,781,442
First Niagara Financial Group, Inc.	272,040	2,739,443
Wintrust Financial Corp.	67,330	2,577,392
Investors Real Estate Trust	224,810	1,933,366
Redwood Trust, Inc.	102,770	1,747,090
Bimini Capital Management, Inc. — Class A*	184,095	53,388
Total Financials		138,540,076
Industrials - 16.3%
Covanta Holding Corp.	632,910	12,670,858
URS Corp.	226,467	10,693,772
Quanta Services, Inc.*	403,680	10,681,373
Aegion Corp. — Class A*	410,115	9,231,689
Navigant Consulting, Inc.*	677,970	8,135,640
Orbital Sciences Corp.*	425,898	7,397,849
General Cable Corp.	223,614	6,876,131
ICF International, Inc.*	169,633	5,345,136
Saia, Inc.*	150,220	4,502,093
DigitalGlobe, Inc.*	102,541	3,179,796
Towers Watson & Co. — Class A	35,761	2,930,256
Babcock & Wilcox Co.	95,158	2,857,595
United Stationers, Inc.	68,416	2,295,357
Total Industrials		86,797,545
Information Technology - 11.6%
Computer Sciences Corp.	353,830	15,487,139
Cree, Inc.*	174,050	11,114,832
IXYS Corp.	938,399	10,378,692
RF Micro Devices, Inc.*	1,093,730	5,851,456
Maxwell Technologies, Inc.*	745,841	5,332,763
Global Payments, Inc.	111,700	5,173,944
Semtech Corp.*	97,250	3,406,668
Symmetricom, Inc.*	418,141	1,877,453
OmniVision Technologies, Inc.*	96,630	1,802,150
Euronet Worldwide, Inc.*	45,610	1,453,135
Total Information Technology		61,878,232
Consumer Discretionary - 10.4%
Brown Shoe Company, Inc.	465,048	10,012,484
Chico's FAS, Inc.	442,290	7,545,467
Cabela's, Inc.*	94,040	6,090,030
Jack in the Box, Inc.*	139,660	5,487,241
Jones Group, Inc.	384,334	5,284,592
Guess?, Inc.	150,891	4,682,148
Maidenform Brands, Inc.*	269,927	4,677,835
Scholastic Corp.	151,870	4,448,272
DeVry, Inc.	120,643	3,742,346
Gentex Corp.	136,330	3,142,407
Rent-A-Center, Inc. — Class A	14,032	526,902
HydroGen Corp.*,3	1,265,700	16,454
Total Consumer Discretionary		55,656,178
Energy - 9.3%
Cameco Corp.	513,790	10,614,901
Whiting Petroleum Corp.*	165,501	7,627,940
McDermott International, Inc.*	741,204	6,063,048
Oasis Petroleum, Inc.*	143,640	5,583,287
Goodrich Petroleum Corp.*	423,472	5,420,442
Resolute Energy Corp.*	505,020	4,030,060
Sanchez Energy Corp.*	139,961	3,213,505
Superior Energy Services, Inc.*	113,050	2,932,517
C&J Energy Services, Inc.*	142,950	2,768,942
Energy XXI Bermuda Ltd.	52,700	1,168,886
Total Energy		49,423,528
Materials - 8.4%
Owens-Illinois, Inc.*	509,260	14,152,336
Coeur Mining, Inc.*	552,750	7,351,575
Sonoco Products Co.	197,286	6,820,177
Zoltek Companies, Inc.*	392,264	5,064,128
Landec Corp.*	370,000	4,887,700
Allied Nevada Gold Corp.*	728,630	4,721,522
Globe Specialty Metals, Inc.	177,120	1,925,294
Total Materials		44,922,732
Utilities - 5.4%
Black Hills Corp.	162,769	7,934,989
Great Plains Energy, Inc.	291,565	6,571,875
UGI Corp.	147,660	5,774,983
Pepco Holdings, Inc.	259,690	5,235,350
MDU Resources Group, Inc.	124,307	3,220,794
Total Utilities		28,737,991
Consumer Staples - 5.3%
Bunge Ltd.	161,333	11,417,536
Hormel Foods Corp.	208,720	8,052,417
Darling International, Inc.*	255,592	4,769,347
JM Smucker Co.	39,570	4,081,646
Total Consumer Staples		28,320,946
Health Care - 4.4%
Universal Health Services, Inc. — Class B	96,770	6,479,718
MEDNAX, Inc.*	59,583	5,456,611
Hologic, Inc.*	244,402	4,716,959
Kindred Healthcare, Inc.*	304,621	3,999,674
Alere, Inc.*	117,799	2,886,076
Forest Laboratories, Inc.*	3,550	145,550
Total Health Care		23,684,588
Total Common Stocks
(Cost $426,826,288)		517,961,816

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,1,2	793,750	$69,764
Total Convertible Preferred Stocks
(Cost $757,980)		69,764

	Face Amount
CONVERTIBLE BONDS†† - 0.7%
Industrials - 0.7%
DryShips, Inc.
5.00% due 12/01/14	$4,225,000	$3,752,328
Total Convertible Bonds
(Cost $3,617,217)		3,752,328
Total Investments - 97.9%
(Cost $431,201,485)		$521,783,908
Other Assets & Liabilities, net - 2.1%		11,081,664
Total Net Assets - 100.0%		$532,865,572

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Illiquid security.
[3]	Affiliated issuers — See Note 4.

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7%
Financials - 22.2%
Hulic Company Ltd.	8,940	$95,903
Iyo Bank Ltd.	10,000	95,578
Daiwa House Industry Company Ltd.	5,000	93,311
Nippon Building Fund, Inc.	8	92,594
Suruga Bank Ltd.	5,000	90,839
Direct Line Insurance Group plc	25,430	90,161
Japan Real Estate Investment Corp.	8	89,288
Yamaguchi Financial Group, Inc.	9,000	88,652
Mitsui Fudosan Company Ltd.	3,000	88,229
Hachijuni Bank Ltd.	15,000	87,715
Joyo Bank Ltd.	16,000	87,594
Sumitomo Mitsui Financial Group, Inc.	1,900	87,161
Shizuoka Bank Ltd.	8,000	86,223
Delta Lloyd N.V.	4,301	86,189
Japan Retail Fund Investment Corp.	41	85,649
Deutsche Boerse AG	1,299	85,506
Partners Group Holding AG	314	85,014
Daito Trust Construction Company Ltd.	900	84,841
Daiwa Securities Group, Inc.	10,000	83,984
Sumitomo Mitsui Trust Holdings, Inc.	17,980	83,932
Sony Financial Holdings, Inc.	5,300	83,733
SCOR SE	2,722	83,529
Tokyo Tatemono Company Ltd.	10,000	83,279
Lloyds Banking Group plc*	86,471	83,071
ICAP plc	15,002	82,922
RSA Insurance Group plc	45,851	82,922
Gunma Bank Ltd.	15,000	82,875
Tokyu Land Corp.	9,000	82,573
Mizuho Financial Group, Inc.	39,750	82,558
Tokio Marine Holdings, Inc.	2,600	82,442
Aviva plc	15,928	82,251
T&D Holdings, Inc.	6,100	82,043
AEON Financial Service Company Ltd.	2,890	81,848
Chiba Bank Ltd.	12,000	81,787
Resona Holdings, Inc.	16,780	81,713
Seven Bank Ltd.	22,500	81,666
Eurazeo	1,524	81,660
Admiral Group plc	4,043	81,543
Aozora Bank Ltd.	26,000	81,262
Aegon N.V.	12,141	81,214
Swiss Re AG	1,089	81,046
Hiroshima Bank Ltd.	19,000	81,030
Nishi-Nippon City Bank Ltd.	31,000	80,950
Fukuoka Financial Group, Inc.	19,000	80,839
Japan Exchange Group, Inc.	800	80,819
Mitsubishi UFJ Financial Group, Inc.	13,080	80,707
Mitsubishi Estate Company Ltd.	3,000	79,881
Hokuhoku Financial Group, Inc.	39,000	79,821
Sumitomo Realty & Development Company Ltd.	2,000	79,750
Japan Prime Realty Investment Corp.	26	79,558
Dai-ichi Life Insurance Company Ltd.	55	79,407
Baloise Holding AG	814	79,151
Segro plc	18,594	78,935
Henderson Land Development Company Ltd.	13,189	78,732
Julius Baer Group Ltd.	2,014	78,653
NTT Urban Development Corp.	64	78,593
Swire Pacific Ltd. — Class A	6,490	78,572
AXA S.A.	3,995	78,496
3i Group plc	15,283	78,455
Muenchener Rueckversicherungs AG	426	78,407
United Overseas Bank Ltd.	4,990	78,182
Zurich Insurance Group AG	301	78,069
ING Groep N.V.*	8,563	78,023
Global Logistic Properties Ltd.	35,950	77,994
Australia & New Zealand Banking Group Ltd.	2,981	77,909
Mizrahi Tefahot Bank Ltd.*	7,760	77,869
Resolution Ltd.	17,957	77,842
Commonwealth Bank of Australia	1,230	77,812
Singapore Exchange Ltd.	14,000	77,645
Credit Saison Company Ltd.	3,090	77,542
Sun Hung Kai Properties Ltd.	6,000	77,436
Bank of Yokohama Ltd.	15,000	77,431
Swiss Life Holding AG	476	77,401
Bank Hapoalim BM*	17,093	77,396
London Stock Exchange Group plc	3,800	77,220
Nomura Real Estate Holdings, Inc.	3,490	77,200
Tryg A/S	932	76,817
Swiss Prime Site AG	1,044	76,757
Investment AB Kinnevik — Class B	2,994	76,744
Hang Lung Properties Ltd.	22,000	76,727
Gjensidige Forsikring ASA	5,213	76,679
Bankia S.A.*	98,837	76,419
NKSJ Holdings, Inc.	3,200	76,302
MS&AD Insurance Group Holdings	3,000	76,282
UBS AG	4,481	76,280
City Developments Ltd.	8,990	75,888
Sampo — Class A	1,945	75,800
Hammerson plc	10,210	75,661
Westpac Banking Corp.	2,864	75,637
Hannover Rueckversicherung SE	1,050	75,608
Wharf Holdings Ltd.	8,990	75,573
Industrivarden AB — Class C	4,525	75,571
Pargesa Holding S.A.	1,132	75,558
Intu Properties plc	15,877	75,467
Legal & General Group plc	28,954	75,440
Bendigo and Adelaide Bank Ltd.	8,188	75,400
Allianz AG	516	75,393
Prudential plc	4,607	75,329
AIA Group Ltd.	17,780	75,306
Ageas	2,140	75,140
ORIX Corp.	5,500	75,137
CNP Assurances	5,235	75,126

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Financials - 22.2% (continued)
Groupe Bruxelles Lambert S.A.	998	$75,098
Bank of Kyoto Ltd.	9,000	75,042
Banque Cantonale Vaudoise	151	74,972
Bank Leumi Le-Israel BM*	22,537	74,971
Insurance Australia Group Ltd.	15,068	74,958
HSBC Holdings plc	7,204	74,719
Swedbank AB — Class A	3,258	74,718
Shinsei Bank Ltd.	32,920	74,679
Land Securities Group plc	5,543	74,488
Mitsubishi UFJ Lease & Finance Company Ltd.	15,700	74,396
Kerry Properties Ltd.	18,980	74,393
Assicurazioni Generali SpA	4,257	74,362
Westfield Retail Trust	26,203	74,280
UOL Group Ltd.	13,980	74,115
CapitaMall Trust	46,950	73,894
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,589	73,809
BNP Paribas S.A.	1,350	73,760
Link REIT	14,980	73,683
Hysan Development Company Ltd.	16,980	73,669
Unibail-Rodamco SE	316	73,627
Standard Chartered plc	3,390	73,580
Corio N.V.	1,849	73,563
Wendel S.A.	713	73,458
DBS Group Holdings Ltd.	6,000	73,369
Exor SpA	2,480	73,343
CapitaMalls Asia Ltd.	50,940	73,342
National Australia Bank Ltd.	2,694	73,118
United Urban Investment Corp.	54	73,009
Westfield Group	6,963	72,842
Government Properties Trust, Inc.	20,737	72,818
CapitaCommercial Trust	63,000	72,813
KBC Groep N.V.	1,955	72,792
Svenska Handelsbanken AB — Class A	1,813	72,776
Bank of East Asia Ltd.	20,180	72,722
British Land Company plc	8,437	72,634
Credit Suisse Group AG	2,736	72,555
Ratos AB — Class B	9,340	72,491
Investor AB — Class B	2,696	72,482
Sino Land Company Ltd.	51,400	72,368
CFS Retail Property Trust Group	39,560	72,352
Mirvac Group	49,280	72,328
Schroders plc	2,179	72,318
Hang Seng Bank Ltd.	4,890	72,316
Dexus Property Group	73,809	72,220
Hargreaves Lansdown plc	5,347	72,180
Nordea Bank AB	6,454	72,178
Macquarie Group Ltd.	1,885	72,173
Skandinaviska Enskilda Banken AB — Class A	7,546	72,126
Credit Agricole S.A.	8,385	72,068
Ascendas Real Estate Investment Trust	40,950	72,042
Goodman Group	16,141	72,030
Aeon Mall Company Ltd.	2,900	71,838
Deutsche Bank AG	1,716	71,823
Suncorp Group Ltd.	6,576	71,680
Klepierre	1,818	71,655
Federation Centres Ltd.	33,051	71,630
Swire Properties Ltd.	24,200	71,607
QBE Insurance Group Ltd.	5,158	71,176
Mapfre S.A.	21,838	71,121
Hong Kong Exchanges and Clearing Ltd.	4,700	70,960
Oversea-Chinese Banking Corporation Ltd.	8,990	70,923
Gecina S.A.	641	70,904
IMMOFINANZ AG	18,971	70,871
ICADE	856	70,686
Banco Bilbao Vizcaya Argentaria S.A.	8,381	70,310
DNB ASA	4,854	70,280
Chugoku Bank Ltd.	5,000	70,172
Danske Bank A/S*	4,102	70,153
Wheelock & Company Ltd.	13,980	70,116
Nomura Holdings, Inc.	9,500	70,016
Natixis*	16,719	69,988
Banco Santander S.A.	10,932	69,754
Fonciere Des Regions	929	69,701
Stockland	21,886	69,648
Pohjola Bank plc — Class A	4,727	69,467
Barclays plc	16,386	69,387
Investec plc	11,003	69,220
BOC Hong Kong Holdings Ltd.	22,470	69,096
Banco de Sabadell S.A.	41,402	68,711
Intesa Sanpaolo SpA	42,805	68,588
Standard Life plc	13,040	68,547
Old Mutual plc	24,910	68,427
CapitaLand Ltd.	28,000	68,036
Cheung Kong Holdings Ltd.	5,000	67,818
Societe Generale S.A.	1,971	67,731
Royal Bank of Scotland Group plc*	16,076	66,852
CaixaBank	21,738	66,806
Raiffeisen Bank International AG	2,291	66,799
UniCredit SpA	14,248	66,729
Commerzbank AG*	7,629	66,514
New World Development Company Ltd.	48,000	66,467
Banca Monte dei Paschi di Siena SpA*	260,887	66,219
Keppel Land Ltd.	25,000	66,071
Bank of Ireland*	323,228	66,055
Unione di Banche Italiane SCPA	18,122	65,624
ASX Ltd.	2,170	65,623
Aberdeen Asset Management plc	11,095	64,601
Erste Group Bank AG	2,397	63,977
Acom Company Ltd.	2,000	63,618
First Pacific Company Ltd.	58,123	62,274
Mediobanca SpA	11,914	62,032
Lend Lease Group	8,088	61,757
SBI Holdings, Inc.	5,580	61,603
Nomura Real Estate Office Fund, Inc. — Class A	14	61,400
AMP Ltd.	15,641	60,788
Banco Espirito Santo S.A.*	75,757	60,645
Banco Popular Espanol S.A.	18,866	57,832

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Financials - 22.2% (continued)
Keppel REIT	398	$407
Total Financials		15,754,840
Industrials - 18.9%
Ryanair Holdings plc ADR	2,711	139,699
Chiyoda Corp.	7,990	94,009
Shimizu Corp.	22,000	88,501
Hino Motors Ltd.	6,000	88,079
Kubota Corp.	6,000	87,595
NGK Insulators Ltd.	7,000	86,806
Aeroports de Paris	886	86,160
Kajima Corp.	25,970	86,143
NSK Ltd.	9,000	86,112
Kinden Corp.	10,000	85,900
Central Japan Railway Co.	700	85,608
East Japan Railway Co.	1,100	85,507
Mabuchi Motor Company Ltd.	1,600	85,497
Keisei Electric Railway Company Ltd.	9,000	84,297
Yamato Holdings Company Ltd.	3,990	84,117
Hutchison Whampoa Ltd.	8,000	84,116
Orient Overseas International Ltd.	12,990	83,908
Nidec Corp.	1,200	83,722
Toppan Printing Company Ltd.	12,000	83,359
Taisei Corp.	23,000	83,248
Zardoya Otis S.A.	5,852	82,953
LIXIL Group Corp.	3,400	82,854
Dai Nippon Printing Company Ltd.	9,000	82,301
Japan Airlines Company Ltd.	1,600	82,271
easyJet plc	4,165	82,039
Secom Company Ltd.	1,500	81,666
TOTO Ltd.	8,000	81,383
Fuji Electric Company Ltd.	23,000	81,161
Toll Holdings Ltd.	16,674	81,117
Makita Corp.	1,500	81,061
Nippon Express Company Ltd.	17,000	80,728
Zodiac Aerospace	609	80,620
Kamigumi Company Ltd.	10,000	80,557
Fraport AG Frankfurt Airport Services Worldwide	1,330	80,467
DSV A/S	3,298	80,403
SMC Corp.	400	80,335
Park24 Company Ltd.	4,400	79,807
JTEKT Corp.	7,090	79,775
Hankyu Hanshin Holdings, Inc.	14,000	79,750
Singapore Technologies Engineering Ltd.	24,000	79,333
Kintetsu Corp.	18,000	79,125
Nabtesco Corp.	3,800	79,038
Kuehne + Nagel International AG	717	78,713
Geberit AG	317	78,628
Serco Group plc	8,390	78,610
Tokyu Corp.	12,000	78,520
Adecco S.A.	1,377	78,500
Kurita Water Industries Ltd.	3,700	78,376
Bunzl plc	4,027	78,340
SembCorp Marine Ltd.	22,980	78,318
TNT Express N.V.	10,428	78,212
Meggitt plc	9,941	78,173
Odakyu Electric Railway Company Ltd.	8,000	78,076
Mitsui OSK Lines Ltd.	20,000	78,036
Sembcorp Industries Ltd.	19,980	78,024
Vinci S.A.	1,554	77,988
GEA Group AG	2,200	77,977
Obayashi Corp.	15,000	77,885
Safran S.A.	1,490	77,821
Capita plc	5,291	77,701
Smiths Group plc	3,907	77,671
ABB Ltd.	3,574	77,600
Thales S.A.	1,660	77,517
MAN SE	709	77,429
SKF AB — Class B	3,305	77,422
Koninklijke Vopak N.V.	1,311	77,346
Brenntag AG	509	77,319
Keikyu Corp.	9,000	77,310
Tobu Railway Company Ltd.	15,000	77,280
Ferrovial S.A.	4,832	77,237
Deutsche Lufthansa AG	3,792	76,975
Toshiba Corp.	16,000	76,947
Nippon Yusen K.K.	29,000	76,897
Koninklijke Philips N.V.	2,819	76,855
Fiat Industrial SpA	6,891	76,826
Daikin Industries Ltd.	1,900	76,816
Assa Abloy AB — Class B	1,956	76,650
Abertis Infraestructuras S.A.	4,381	76,414
West Japan Railway Co.	1,800	76,403
Melrose Industries plc	20,127	76,289
Bouygues S.A.	2,987	76,245
Rolls-Royce Holdings plc	4,402	75,928
Sumitomo Heavy Industries Ltd.	18,000	75,858
IHI Corp.	20,000	75,818
Rexel S.A.	3,365	75,688
Keio Corp.	11,000	75,636
Deutsche Post AG	3,043	75,634
Edenred	2,471	75,585
BAE Systems plc	12,976	75,572
Atlantia SpA	4,633	75,563
Legrand S.A.	1,625	75,386
Brambles Ltd.	8,814	75,280
Auckland International Airport Ltd.	32,687	75,236
SGS S.A.	35	75,180
ComfortDelGro Corporation Ltd.	51,930	75,177
Groupe Eurotunnel S.A.	9,879	75,149
Securitas AB — Class B	8,585	75,080
Randstad Holding N.V.	1,829	74,993
Mitsubishi Electric Corp.	8,000	74,931
IMI plc	3,975	74,911
Cie de St.-Gobain	1,850	74,891
Babcock International Group plc	4,466	74,858
ANA Holdings, Inc.	36,000	74,769
Sulzer AG	467	74,701
Yangzijiang Shipbuilding Holdings Ltd.	113,940	74,607
Weir Group plc	2,273	74,332
Siemens AG	735	74,289
Travis Perkins plc	3,356	74,272

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Industrials - 18.9% (continued)
Societe BIC S.A.	741	$74,269
Noble Group Ltd.	96,950	74,190
Asciano Ltd.	16,128	74,036
Alfa Laval AB	3,624	74,033
Sumitomo Electric Industries Ltd.	6,190	74,017
European Aeronautic Defence and Space Company N.V.	1,383	73,925
Koninklijke Boskalis Westminster N.V.	2,027	73,917
Andritz AG	1,440	73,898
ACS Actividades de Construccion y Servicios S.A.	2,789	73,877
G4S plc	21,071	73,810
International Consolidated Airlines Group S.A.*	19,150	73,783
Transurban Group	11,932	73,760
Keppel Corporation Ltd.	8,990	73,760
Schneider Electric S.A.	1,016	73,702
Mitsubishi Corp.	4,300	73,657
THK Company Ltd.	3,500	73,575
Cobham plc	18,451	73,529
Skanska AB — Class B	4,423	73,406
Intertek Group plc	1,643	73,022
Mitsui & Company Ltd.	5,800	72,862
Hutchison Port Holdings Trust — Class U	99,000	72,765
Aggreko plc	2,913	72,709
Amada Company Ltd.	11,000	72,642
Vallourec S.A.	1,433	72,513
FANUC Corp.	500	72,491
Wolseley plc	1,571	72,475
Experian plc	4,159	72,306
Sumitomo Corp.	5,790	72,211
ALS Ltd.	8,240	72,186
Mitsubishi Heavy Industries Ltd.	12,980	72,107
Volvo AB — Class B	5,382	72,067
Singapore Airlines Ltd.	9,000	71,996
JGC Corp.	2,000	71,987
Wartsila Oyj Abp	1,653	71,929
Toyota Tsusho Corp.	2,790	71,927
Furukawa Electric Company Ltd.	31,000	71,886
Aurizon Holdings Ltd.	18,883	71,833
MTR Corporation Ltd.	19,480	71,832
Hopewell Holdings Ltd.	21,500	71,657
Asahi Glass Company Ltd.	11,000	71,644
Cathay Pacific Airways Ltd.	40,970	71,628
Japan Steel Works Ltd.	13,000	71,563
Bureau Veritas S.A.	2,760	71,474
Hochtief AG	1,093	71,463
Scania AB — Class B	3,563	71,352
Finmeccanica SpA	14,149	70,869
NWS Holdings Ltd.	46,000	70,814
Prysmian SpA	3,773	70,475
ITOCHU Corp.	6,100	70,419
Kone Oyj — Class B	886	70,407
Mitsubishi Logistics Corp.	5,000	69,819
Sojitz Corp.	41,700	69,370
Sydney Airport	22,191	68,589
Alstom S.A.	2,087	68,349
Sandvik AB	5,702	68,190
Metso Oyj	1,993	67,761
Kawasaki Heavy Industries Ltd.	22,000	67,651
Seek Ltd.	8,126	67,398
Komatsu Ltd.	2,900	67,043
Marubeni Corp.	10,000	66,845
Invensys plc	10,596	66,482
Hitachi Construction Machinery Company Ltd.	3,200	64,687
Qantas Airways Ltd.*	51,421	63,480
Leighton Holdings Ltd.	4,326	61,119
AP Moeller - Maersk A/S — Class B	8	57,296
Schindler Holding AG - Participation Certificate	382	53,219
Atlas Copco AB — Class A	1,957	47,274
Atlas Copco AB — Class B	1,137	24,380
Schindler Holding AG	169	22,900
AP Moeller - Maersk A/S — Class A	3	20,229
Fraser and Neave Ltd.	980	6,633
Total Industrials		13,403,166
Consumer Discretionary - 13.6%
Jardine Cycle & Carriage Ltd.	3,000	100,610
NGK Spark Plug Company Ltd.	5,000	100,116
Fuji Heavy Industries Ltd.	4,000	98,603
Koito Manufacturing Company Ltd.	5,000	95,529
Kabel Deutschland Holding AG	848	93,139
Takashimaya Company Ltd.	9,000	91,193
J Front Retailing Company Ltd.	11,000	87,725
Sekisui House Ltd.	6,000	86,748
Lagardere SCA	3,100	86,352
ITV plc	40,212	85,629
Whitbread plc	1,835	85,267
Shimamura Company Ltd.	700	85,043
Sankyo Company Ltd.	1,800	85,023
Sekisui Chemical Company Ltd.	8,000	84,932
Shimano, Inc.	1,000	84,892
Denso Corp.	1,800	84,660
Toho Company Ltd.	4,100	84,410
Sony Corp.	4,000	83,803
Kingfisher plc	15,996	83,453
Dentsu, Inc.	2,400	82,996
Don Quijote Company Ltd.	1,700	82,699
USS Company Ltd.	650	82,507
Pirelli & C. SpA	7,109	82,309
Yamada Denki Company Ltd.	2,020	81,973
ABC-Mart, Inc.	2,100	81,938
Stanley Electric Company Ltd.	4,200	81,811
Bridgestone Corp.	2,400	81,787
Cie Generale des Etablissements Michelin — Class B	914	81,734
Carnival plc	2,343	81,574
JCDecaux S.A.	2,989	81,529
MGM China Holdings Ltd.	30,530	81,482
William Hill plc	12,088	81,046
Continental AG	606	80,931
Nitori Holdings Company Ltd.	1,000	80,657
Hakuhodo DY Holdings, Inc.	1,150	80,582
British Sky Broadcasting Group plc	6,685	80,531

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Consumer Discretionary - 13.6% (continued)
McDonald's Holdings Company Japan Ltd.	2,900	$80,405
Aisin Seiki Company Ltd.	2,100	80,350
Yamaha Corp.	6,990	80,129
Sega Sammy Holdings, Inc.	3,200	80,109
GKN plc	17,461	80,021
Sumitomo Rubber Industries Ltd.	4,890	79,968
Accor S.A.	2,267	79,777
Marui Group Company Ltd.	8,000	79,770
Li & Fung Ltd.	57,960	79,662
Isetan Mitsukoshi Holdings Ltd.	5,990	79,537
Rakuten, Inc.	6,722	79,497
Reed Elsevier N.V.	4,768	79,441
Reed Elsevier plc	6,986	79,322
TUI Travel plc	14,582	79,137
Sanrio Company Ltd.	1,700	79,100
Asics Corp.	4,990	79,037
Hugo Boss AG	715	78,736
Toyota Motor Corp.	1,300	78,510
Next plc	1,130	78,324
Adidas AG	723	78,243
Galaxy Entertainment Group Ltd.*	15,960	78,195
WPP plc	4,568	77,957
Telenet Group Holding N.V.	1,697	77,886
Toyota Industries Corp.	1,900	77,774
Namco Bandai Holdings, Inc.	4,790	77,753
Publicis Groupe S.A.	1,092	77,751
NHK Spring Company Ltd.	6,700	77,683
Inditex S.A.	628	77,526
Echo Entertainment Group Ltd.	27,678	77,449
SKYCITY Entertainment Group Ltd.	22,900	77,377
Oriental Land Company Ltd.	500	77,330
Luxottica Group SpA	1,526	77,149
Wolters Kluwer N.V.	3,645	77,123
Daimler AG — Class D	1,274	77,087
Panasonic Corp.	9,590	77,060
Sodexo	923	76,892
Axel Springer AG	1,801	76,834
Cie Financiere Richemont S.A.	867	76,685
Nokian Renkaat Oyj	1,880	76,619
SES S.A.	2,669	76,431
Compass Group plc	5,982	76,430
Toyota Boshoku Corp.	5,290	76,269
Pearson plc	4,280	76,167
Toyoda Gosei Company Ltd.	3,100	75,980
Daihatsu Motor Company Ltd.	4,000	75,818
Persimmon plc	4,219	75,787
InterContinental Hotels Group plc	2,754	75,694
Benesse Holdings, Inc.	2,100	75,692
Singapore Press Holdings Ltd.	23,000	75,664
Harvey Norman Holdings Ltd.	32,411	75,578
Sands China Ltd.	15,970	75,258
Mazda Motor Corp.	19,000	74,900
NOK Corp.	4,700	74,728
Flight Centre Ltd.	2,071	74,484
Fiat SpA	10,649	74,436
Honda Motor Company Ltd.	2,000	74,306
Hennes & Mauritz AB — Class B	2,260	74,274
OPAP S.A.	8,857	74,130
Kering	362	73,578
Eutelsat Communications S.A.	2,589	73,500
Casio Computer Company Ltd.	8,290	73,050
Electrolux AB	2,883	72,824
Marks & Spencer Group plc	11,109	72,759
Tatts Group Ltd.	25,081	72,705
Shangri-La Asia Ltd.	41,970	72,511
Husqvarna AB — Class B	13,704	72,318
LVMH Moet Hennessy Louis Vuitton S.A.	446	72,277
Nissan Motor Company Ltd.	7,090	71,840
Burberry Group plc	3,486	71,581
Suzuki Motor Corp.	3,100	71,480
Wynn Macau Ltd.	26,380	71,426
Yue Yuen Industrial Holdings Ltd.	27,480	71,215
Rinnai Corp.	1,000	71,180
Genting Singapore plc	67,950	70,761
SJM Holdings Ltd.	28,970	70,445
Crown Ltd.	6,358	70,409
Yokohama Rubber Company Ltd.	7,000	70,363
Nikon Corp.	3,000	69,990
Christian Dior S.A.	432	69,727
Renault S.A.	1,024	68,911
Isuzu Motors Ltd.	10,000	68,458
Fast Retailing Company Ltd.	200	67,450
Mitsubishi Motors Corp.*	48,930	67,092
Tabcorp Holdings Ltd.	23,655	65,976
Bayerische Motoren Werke AG	754	65,934
Sharp Corp.	16,000	64,526
Yamaha Motor Company Ltd.	4,900	63,482
Swatch Group AG	110	60,205
Swatch Group AG/REG	154	14,510
Volkswagen AG	62	12,085
Total Consumer Discretionary		9,691,012
Materials - 8.6%
Hitachi Metals Ltd.	8,000	90,013
Kansai Paint Company Ltd.	7,000	89,349
Oji Holdings Corp.	22,000	88,722
Shin-Etsu Chemical Company Ltd.	1,300	86,244
Kaneka Corp.	13,000	85,850
Mitsubishi Materials Corp.	24,000	84,448
Taiheiyo Cement Corp.	26,000	83,098
Voestalpine AG	2,350	82,988
Toyo Seikan Group Holdings Ltd.	5,390	82,982
Sika AG	32	82,862
Maruichi Steel Tube Ltd.	3,200	81,722
Mitsubishi Gas Chemical Company, Inc.	11,000	80,849
Johnson Matthey plc	2,020	80,714
Givaudan S.A.	62	80,010
EMS-Chemie Holding AG	269	79,594
Asahi Kasei Corp.	12,000	79,367
Daicel Corp.	9,000	78,853
Koninklijke DSM N.V.	1,207	78,649
Nippon Steel & Sumitomo Metal Corp.	29,000	78,359
ThyssenKrupp AG	3,983	78,260

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Materials - 8.6% (continued)
Air Liquide S.A.	630	$77,798
Croda International plc	2,064	77,732
Toray Industries, Inc.	12,000	77,673
Nitto Denko Corp.	1,200	77,189
Syngenta AG	197	77,081
JSR Corp.	3,800	76,854
JFE Holdings, Inc.	3,500	76,821
Incitec Pivot Ltd.	29,366	76,802
Imerys S.A.	1,253	76,778
Hitachi Chemical Company Ltd.	4,900	76,722
Yamato Kogyo Company Ltd.	2,500	76,498
Israel Corporation Ltd.*	127	76,464
Fletcher Building Ltd.	11,636	76,019
Taiyo Nippon Sanso Corp.	11,000	75,969
CRH plc	3,745	75,802
Amcor Ltd.	8,167	75,729
Sumitomo Chemical Company Ltd.	24,000	75,495
Mitsubishi Chemical Holdings Corp.	15,990	75,126
Linde AG	402	75,010
Rio Tinto plc	1,823	74,381
BASF SE	818	73,074
Rexam plc	10,043	72,926
Kuraray Company Ltd.	5,190	72,838
Stora Enso Oyj — Class R	10,819	72,526
Arkema S.A.	787	72,251
Rio Tinto Ltd.	1,503	71,979
UPM-Kymmene Oyj	7,307	71,620
Solvay S.A.	543	71,175
Yara International ASA	1,783	71,092
Daido Steel Company Ltd.	14,000	70,999
James Hardie Industries plc	8,239	70,746
Israel Chemicals Ltd.	7,148	70,607
Akzo Nobel N.V.	1,252	70,590
Holcim Ltd.	1,012	70,548
Ube Industries Ltd.	38,000	70,495
Air Water, Inc.	5,000	70,424
Boral Ltd.	18,279	70,371
Teijin Ltd.	32,000	70,333
Alumina Ltd.	77,945	70,208
HeidelbergCement AG	1,041	70,014
Mitsui Chemicals, Inc.	31,000	70,011
K+S AG	1,890	69,880
Orica Ltd.	3,679	69,472
BHP Billiton plc	2,715	69,439
Norsk Hydro ASA	17,400	69,435
Lafarge S.A.	1,114	68,500
Boliden AB	5,510	68,317
ArcelorMittal	6,103	68,112
BHP Billiton Ltd.	2,359	67,671
Umicore S.A.	1,620	67,330
Antofagasta plc	5,537	66,912
Sumitomo Metal Mining Company Ltd.	6,000	66,905
Iluka Resources Ltd.	7,318	66,853
Glencore Xstrata plc	15,999	66,228
Randgold Resources Ltd.	1,060	65,862
Kobe Steel Ltd.	52,960	65,676
Anglo American plc	3,405	65,542
Lanxess AG	1,076	64,819
Fortescue Metals Group Ltd.	23,281	64,720
Showa Denko K.K.	49,000	64,717
Fresnillo plc	4,806	64,475
Vedanta Resources plc	4,090	63,392
Newcrest Mining Ltd.	5,591	50,462
Total Materials		6,130,422
Consumer Staples - 7.6%
Ajinomoto Company, Inc.	5,990	87,931
MEIJI Holdings Company Ltd.	1,800	86,474
Calbee, Inc.	900	85,385
Aeon Company Ltd.	6,490	85,194
Kao Corp.	2,500	85,068
Lawson, Inc.	1,100	83,955
Nisshin Seifun Group, Inc.	6,990	83,724
Kikkoman Corp.	5,000	83,178
Yamazaki Baking Company Ltd.	7,000	82,220
FamilyMart Company Ltd.	1,900	81,030
Nissin Foods Holdings Company Ltd.	2,000	80,960
Colruyt S.A.	1,535	80,731
Swedish Match AB	2,272	80,664
DE Master Blenders 1753 N.V.*	5,031	80,548
Shiseido Company Ltd.	5,400	80,414
Seven & I Holdings Company Ltd.	2,200	80,405
Asahi Group Holdings Ltd.	3,200	79,400
Unicharm Corp.	1,400	79,185
Danone S.A.	1,047	78,581
Kirin Holdings Company Ltd.	5,000	78,338
Svenska Cellulosa AB — Class B	3,121	78,324
Coca-Cola West Company Ltd.	4,400	78,077
Aryzta AG	1,380	77,575
Tate & Lyle plc	6,176	77,405
Jeronimo Martins SGPS S.A.	3,666	77,257
Golden Agri-Resources Ltd.	174,850	77,247
Nestle S.A.	1,177	77,191
Japan Tobacco, Inc.	2,183	77,143
Barry Callebaut AG	84	76,921
Reckitt Benckiser Group plc	1,087	76,832
Nippon Meat Packers, Inc.	5,000	76,473
Imperial Tobacco Group plc	2,204	76,400
Delhaize Group S.A.	1,226	75,786
L'Oreal S.A.	461	75,758
Beiersdorf AG	867	75,612
Diageo plc	2,644	75,606
Distribuidora Internacional de Alimentacion S.A.	9,991	75,558
Kerry Group plc — Class A	1,367	75,445
J Sainsbury plc	13,908	75,141
Unilever plc	1,855	75,109
WM Morrison Supermarkets plc	18,855	75,053
Unilever N.V.	1,904	74,983
Anheuser-Busch InBev N.V.	841	74,866
Orkla ASA	9,131	74,799
Wilmar International Ltd.	30,000	74,552
Woolworths Ltd.	2,483	74,498
Carrefour S.A.	2,705	74,399
Wesfarmers Ltd.	2,050	74,235
SABMiller plc	1,544	74,024
Associated British Foods plc	2,798	73,796

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Consumer Staples - 7.6% (continued)
Coca-Cola Amatil Ltd.	6,342	$73,711
Carlsberg A/S — Class B	820	73,410
British American Tobacco plc	1,430	73,235
Heineken Holding N.V.	1,300	72,940
Remy Cointreau S.A.	687	72,898
Metro AG	2,285	72,335
Kesko Oyj — Class B	2,597	72,206
Pernod-Ricard S.A.	647	71,745
Koninklijke Ahold N.V.	4,809	71,579
Suedzucker AG	2,310	71,548
Heineken N.V.	1,118	71,235
Olam International Ltd.	54,970	71,121
Treasury Wine Estates Ltd.	13,343	71,013
Tesco plc	14,055	70,847
Yakult Honsha Company Ltd.	1,700	70,444
Casino Guichard Perrachon S.A.	748	70,073
Coca-Cola HBC AG	2,942	68,868
Metcash Ltd.	20,880	67,210
Toyo Suisan Kaisha Ltd.	2,000	66,542
Lindt & Spruengli AG - Participation Certificate	13	48,829
Lindt & Spruengli AG	1	43,574
Henkel AG & Company KGaA	365	28,625
Total Consumer Staples		5,393,438
Information Technology - 6.5%
Nomura Research Institute Ltd.	2,900	94,440
Nintendo Company Ltd.	800	94,369
Otsuka Corp.	800	88,884
Yaskawa Electric Corp.	7,000	85,185
Yokogawa Electric Corp.	7,000	83,773
Ricoh Company Ltd.	7,000	83,278
Amadeus IT Holding S.A. — Class A	2,590	82,782
Trend Micro, Inc.	2,600	82,573
Yahoo Japan Corp.	167	82,334
AtoS	1,103	81,865
NTT Data Corp.	23	81,625
FUJIFILM Holdings Corp.	3,700	81,509
Kyocera Corp.	800	81,464
Nokia Oyj	21,983	81,436
Tokyo Electron Ltd.	1,600	80,980
Rohm Company Ltd.	2,000	80,656
Advantest Corp.	4,900	80,625
AAC Technologies Holdings, Inc.	14,247	80,456
Shimadzu Corp.	10,000	80,456
Infineon Technologies AG	9,548	79,914
Hitachi High-Technologies Corp.	3,300	79,551
Hamamatsu Photonics K.K.	2,200	79,518
Dassault Systemes S.A.	649	79,393
Hirose Electric Company Ltd.	600	79,125
Oracle Corporation Japan	1,900	78,827
Itochu Techno-Solutions Corp.	1,900	78,636
NICE Systems Ltd.	2,163	78,613
Hoya Corp.	3,800	78,502
United Internet AG	2,776	78,357
Omron Corp.	2,600	77,383
Capital Gemini S.A.	1,591	77,350
ASM Pacific Technology Ltd.	7,000	77,121
Hitachi Ltd.	12,000	77,068
STMicroelectronics N.V.	8,505	76,620
GungHo Online Entertainment, Inc.*	70	76,221
Murata Manufacturing Company Ltd.	1,000	76,120
SAP AG	1,039	76,087
Gemalto N.V.	837	75,785
Nexon Company Ltd.	6,843	75,478
Konica Minolta, Inc.	9,990	75,440
ASML Holding N.V.	949	74,882
Ibiden Company Ltd.	4,800	74,866
Telefonaktiebolaget LM Ericsson — Class B	6,606	74,814
Nippon Electric Glass Company Ltd.	15,000	73,045
Gree, Inc.	8,200	72,753
Dena Company Ltd.	3,700	72,668
Brother Industries Ltd.	6,390	71,963
Canon, Inc.	2,200	71,755
Mellanox Technologies Ltd.*	1,453	71,743
Citizen Holdings Company Ltd.	12,790	71,439
Sage Group plc	13,793	71,370
Hexagon AB — Class B	2,669	71,359
Fujitsu Ltd.	17,000	70,273
NEC Corp.	32,000	70,011
TDK Corp.	2,000	69,063
Computershare Ltd.	7,286	68,426
Konami Corp.	3,200	67,913
Sumco Corp.	5,900	64,898
ARM Holdings plc	5,364	64,822
Keyence Corp.	200	63,820
Elpida Memory, Inc.*,†††,1	18,800	190
Total Information Technology		4,631,872
Health Care - 6.1%
Kyowa Hakko Kirin Company Ltd.	8,000	90,497
Elan Corporation plc*	6,434	90,071
M3, Inc.	38	85,360
Taisho Pharmaceutical Holdings Company Ltd.	1,200	85,173
Sysmex Corp.	1,300	85,063
Fresenius Medical Care AG & Co. KGaA	1,168	82,905
Miraca Holdings, Inc.	1,800	82,754
William Demant Holding A/S*	997	82,453
Celesio AG	3,789	82,364
QIAGEN N.V.*	4,185	82,230
Fresenius SE & Company KGaA	664	81,858
Eisai Company Ltd.	2,000	81,565
Astellas Pharma, Inc.	1,500	81,514
Ono Pharmaceutical Company Ltd.	1,200	81,424
Shionogi & Company Ltd.	3,900	81,393
Hisamitsu Pharmaceutical Company, Inc.	1,600	81,303
Getinge AB — Class B	2,660	80,836
Suzuken Company Limited/Aichi Japan	2,400	80,819
Actelion Ltd.	1,335	80,416
Alfresa Holdings Corp.	1,500	80,304

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Health Care - 6.1% (continued)
Lonza Group AG	1,066	$80,293
Terumo Corp.	1,600	79,609
Tsumura & Co.	2,700	79,597
Otsuka Holdings Company Ltd.	2,400	79,246
Mitsubishi Tanabe Pharma Corp.	6,100	79,029
Elekta AB — Class B	5,187	78,892
Teva Pharmaceutical Industries Ltd.	2,027	78,352
Roche Holding AG	313	77,868
Grifols S.A.	2,119	77,782
Bayer AG	729	77,744
Novartis AG	1,094	77,712
Ramsay Health Care Ltd.	2,373	77,708
Coloplast A/S — Class B	1,380	77,377
Sonic Healthcare Ltd.	5,696	77,141
Medipal Holdings Corp.	5,690	77,102
Sonova Holding AG	725	76,905
Daiichi Sankyo Company Ltd.	4,600	76,802
Takeda Pharmaceutical Company Ltd.	1,700	76,786
Chugai Pharmaceutical Company Ltd.	3,700	76,697
UCB S.A.	1,421	76,548
CSL Ltd.	1,357	76,415
GlaxoSmithKline plc	3,038	76,152
Smith & Nephew plc	6,806	76,088
Shire plc	2,398	76,012
Olympus Corp.	2,500	75,994
Merck KGaA	497	75,723
Sanofi	730	75,656
Novo Nordisk A/S — Class B	481	74,959
Essilor International S.A.	703	74,798
Santen Pharmaceutical Company Ltd.	1,700	73,186
Novozymes A/S — Class B	2,266	72,525
AstraZeneca plc	1,518	71,923
Orion Oyj — Class B	3,040	71,306
Dainippon Sumitomo Pharma Company Ltd.	5,290	69,922
Cochlear Ltd.	1,237	69,805
Total Health Care		4,329,956
Utilities - 4.7%
Hokuriku Electric Power Co.	5,500	86,393
Chugoku Electric Power Company, Inc.	5,490	86,237
Kansai Electric Power Company, Inc.	6,100	83,580
Kyushu Electric Power Company, Inc.	5,490	82,805
Chubu Electric Power Company, Inc.	5,790	82,076
Shikoku Electric Power Company, Inc.	4,500	81,257
Electricite de France S.A.	3,472	80,603
Osaka Gas Company Ltd.	19,000	80,264
Red Electrica Corporation S.A.	1,459	80,238
Suez Environnement Co.	6,193	79,999
Cheung Kong Infrastructure Holdings Ltd.	12,000	79,989
Tohoku Electric Power Company, Inc.	6,390	79,823
Hokkaido Electric Power Company, Inc.	5,800	79,294
EDP - Energias de Portugal S.A.	24,334	78,395
Electric Power Development Company Ltd.	2,500	78,137
Enagas S.A.	3,142	77,645
SSE plc	3,342	77,418
Tokyo Gas Company Ltd.	14,000	77,350
Fortum Oyj	4,113	77,094
Enel Green Power SpA	36,934	76,680
Snam SpA	16,820	76,629
E.ON SE	4,642	76,193
Iberdrola S.A.	14,369	75,862
Centrica plc	13,850	75,860
AGL Energy Ltd.	5,724	75,793
Gas Natural SDG S.A.	3,757	75,751
Terna Rete Elettrica Nazionale SpA	18,031	74,917
SP AusNet	69,441	74,613
National Grid plc	6,579	74,601
GDF Suez	3,805	74,515
Contact Energy Ltd.	18,716	74,264
Power Assets Holdings Ltd.	8,490	73,231
Veolia Environnement S.A.	6,421	73,057
Hong Kong & China Gas Company Ltd.	29,872	73,023
CLP Holdings Ltd.	8,990	72,733
Toho Gas Company Ltd.	14,000	72,410
United Utilities Group plc	6,944	72,192
Verbund AG	3,788	71,939
APA Group	12,741	69,790
RWE AG	2,115	67,504
Acciona S.A.	1,256	66,295
Severn Trent plc	2,577	65,184
Enel SpA	20,623	64,694
Tokyo Electric Power Company, Inc.	12,080	62,480
Total Utilities		3,338,807
Energy - 3.8%
Delek Group Ltd.	308	80,019
Showa Shell Sekiyu K.K.	9,590	78,897
Seadrill Ltd.	1,932	77,987
TonenGeneral Sekiyu K.K.	8,000	77,512
Whitehaven Coal Ltd.	36,851	77,507
Tullow Oil plc	5,091	77,436
AMEC plc	5,069	77,409
Japan Petroleum Exploration Co.	1,900	77,103
Neste Oil Oyj	5,259	76,943
BP plc	10,981	76,029
Fugro N.V.	1,400	75,900
Total S.A.	1,551	75,718
Inpex Corp.	18	75,132
Tenaris S.A.	3,729	74,798
OMV AG	1,648	74,436
Transocean Ltd.	1,541	74,162
JX Holdings, Inc.	15,290	74,149
Cosmo Oil Company Ltd.	40,000	73,801
BG Group plc	4,332	73,699
Lundin Petroleum AB*	3,715	73,676

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7% (continued)
Energy - 3.8% (continued)
WorleyParsons Ltd.	4,101	$73,091
Santos Ltd.	6,374	73,034
Galp Energia SGPS S.A. — Class B	4,902	72,581
Statoil ASA	3,506	72,320
Woodside Petroleum Ltd.	2,254	72,162
Aker Solutions ASA	5,291	71,991
Repsol S.A.	3,371	71,128
Origin Energy Ltd.	6,176	70,991
Technip S.A.	697	70,775
Eni SpA	3,377	69,364
Idemitsu Kosan Company Ltd.	900	69,234
CGG*	3,119	68,977
Petrofac Ltd.	3,768	68,603
Subsea 7 S.A.	3,608	63,258
Caltex Australia Ltd.	3,675	60,659
Saipem SpA	2,883	46,871
Royal Dutch Shell plc — Class A	1,372	43,824
Royal Dutch Shell plc — Class B	950	31,443
Total Energy		2,692,619
Telecommunication Services - 3.7%
Softbank Corp.	1,600	93,400
KDDI Corp.	1,700	88,441
Ziggo N.V.	2,166	86,697
Inmarsat plc	8,312	85,086
Nippon Telegraph & Telephone Corp.	1,600	82,915
Bezeq The Israeli Telecommunication Corporation Ltd.	61,785	82,552
NTT DOCOMO, Inc.	53	82,344
BT Group plc	17,169	80,746
Swisscom AG	183	80,127
Koninklijke KPN N.V.	38,272	79,558
Elisa Oyj	4,051	79,148
Deutsche Telekom AG	6,779	79,098
StarHub Ltd.	23,960	79,012
Telefonica Deutschland Holding AG	10,876	78,712
Iliad S.A.	363	78,506
TDC A/S	9,637	78,102
Vodafone Group plc	27,176	77,649
Singapore Telecommunications Ltd.	25,970	77,240
Belgacom S.A.	3,412	76,545
PCCW Ltd.	162,790	76,189
Telecom Corporation of New Zealand Ltd.	43,244	75,405
TeliaSonera AB	11,558	75,367
Vivendi S.A.	3,934	74,507
HKT Trust / HKT Ltd.	77,403	74,249
Tele2 AB — Class B	6,313	74,132
Telenor ASA	3,692	73,179
Telstra Corporation Ltd.	16,763	73,119
Hellenic Telecommunications Organization S.A.	9,350	73,023
Telefonica S.A.	5,608	71,866
Telekom Austria AG	11,272	71,366
Orange S.A.	7,500	70,953
Millicom International Cellular S.A.	964	69,443
Portugal Telecom SGPS S.A.	17,473	68,004
Telecom Italia SpA	63,898	44,415
Telecom Italia SpA - Savings Shares	38,266	21,269
Total Telecommunication Services		2,632,364
Total Common Stocks
(Cost $65,975,229)		67,998,496
PREFERRED STOCKS†† - 0.5%
ProSiebenSat.1 Media AG	1,983	85,231
Porsche Automobil Holding SE	975	75,487
Fuchs Petrolub AG	938	74,662
Volkswagen AG	305	61,754
Henkel AG & Company KGaA	500	47,022
Bayerische Motoren Werke AG	122	8,342
RWE AG	169	5,225
Total Preferred Stocks
(Cost $274,182)		357,723
RIGHTS†† - 0.0%
Groupe Fnac
Expires 09/30/13††	362	944
Total Rights
(Cost $926)		944

EXCHANGE TRADED FUNDS† - 2.9%
Vanguard FTSE Developed Markets ETF	44,157	1,572,431
iShares MSCI Japan ETF	36,012	404,055
iShares MSCI Hong Kong ETF	2,200	40,282
iShares MSCI Singapore ETF	2,994	38,293
Total Exchange Traded Funds
(Cost $2,076,109)		2,055,061
SHORT TERM INVESTMENTS†† - 0.0%
State Street General Account U.S. Government Fund	2	2
Total Short Term Investments
(Cost $2)		2
Total Investments - 99.1%
(Cost $68,326,448)		$70,412,226
Other Assets & Liabilities, net - 0.9%		611,725
Total Net Assets - 100.0%		$71,023,951

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 94.0%
Financials - 23.9%
Hanover Insurance Group, Inc.	34,740	$1,699,828
Reinsurance Group of America, Inc. — Class A	15,200	1,050,472
Home Loan Servicing Solutions Ltd.	34,600	829,362
Endurance Specialty Holdings Ltd.	15,404	792,536
Horace Mann Educators Corp.	27,280	665,086
Campus Crest Communities, Inc.	57,350	661,819
Bancorp, Inc.*	35,490	531,995
1st Source Corp.	21,580	512,741
Ocwen Financial Corp.*	11,921	491,384
PrivateBancorp, Inc. — Class A	20,586	436,629
Safeguard Scientifics, Inc.*	25,590	410,719
Solar Senior Capital Ltd.	21,126	388,930
BancFirst Corp.	7,455	347,030
Berkshire Hills Bancorp, Inc.	11,840	328,678
Employers Holdings, Inc.	13,346	326,310
Lexington Realty Trust	26,397	308,317
AMERISAFE, Inc.	8,835	286,166
Navigators Group, Inc.*	4,800	273,792
Redwood Trust, Inc.	13,033	221,561
Total Financials		10,563,355
Industrials - 18.7%
Covanta Holding Corp.	46,580	932,532
ICF International, Inc.*	21,947	691,550
Aegion Corp. — Class A*	24,753	557,190
PMFG, Inc.*	69,610	481,701
Orbital Sciences Corp.*	26,774	465,064
Curtiss-Wright Corp.	12,360	458,062
Navigant Consulting, Inc.*	37,500	450,000
General Cable Corp.	14,446	444,214
Powell Industries, Inc.*	8,107	418,727
Energy Recovery, Inc.*	96,450	398,339
KEYW Holding Corp.*	29,835	395,314
Dynamic Materials Corp.	23,583	389,355
Saia, Inc.*	12,150	364,135
Sterling Construction Company, Inc.*	36,138	327,410
Celadon Group, Inc.	17,782	324,522
Great Lakes Dredge & Dock Corp.	40,595	317,453
Vitran Corporation, Inc. — Class A*	40,920	267,617
DigitalGlobe, Inc.*	7,129	221,070
Global Power Equipment Group, Inc.	12,600	203,112
Marten Transport Ltd.	10,770	168,766
Total Industrials		8,276,133
Information Technology - 15.5%
Cree, Inc.*	14,120	901,703
Global Cash Access Holdings, Inc.*	106,790	668,505
Carbonite, Inc.*	52,780	653,944
Insight Enterprises, Inc.*	30,994	549,834
Maxwell Technologies, Inc.*	76,089	544,036
IXYS Corp.	48,650	538,069
RF Micro Devices, Inc.*	78,810	421,634
Digi International, Inc.*	41,551	389,333
Global Payments, Inc.	8,030	371,950
Silicon Graphics International Corp.*	23,680	316,838
Power-One, Inc.*	46,143	291,624
Spansion, Inc. — Class A*	22,860	286,207
Semtech Corp.*	6,590	230,848
Multi-Fineline Electronix, Inc.*	14,240	210,894
Mercury Systems, Inc.*	17,830	164,393
OmniVision Technologies, Inc.*	7,500	139,875
Symmetricom, Inc.*	24,280	109,017
Euronet Worldwide, Inc.*	3,236	103,099
Total Information Technology		6,891,803
Consumer Discretionary - 12.7%
iRobot Corp.*	18,718	744,415
Brown Shoe Company, Inc.	34,254	737,488
Chico's FAS, Inc.	40,220	686,153
International Speedway Corp. — Class A	17,991	566,177
Maidenform Brands, Inc.*	31,570	547,107
DeVry, Inc.	15,480	480,190
Cabela's, Inc.*	6,530	422,883
Scholastic Corp.	13,472	394,595
Jones Group, Inc.	24,596	338,195
Guess?, Inc.	10,729	332,921
Gentex Corp.	9,750	224,738
Coldwater Creek, Inc.*	55,928	139,820
Rent-A-Center, Inc. — Class A	1,051	39,465
Total Consumer Discretionary		5,654,147
Energy - 7.7%
Clayton Williams Energy, Inc.*	14,677	638,449
Abraxas Petroleum Corp.*	239,310	502,551
PDC Energy, Inc.*	9,439	485,920
Oasis Petroleum, Inc.*	12,410	482,377
Goodrich Petroleum Corp.*	32,902	421,146
Resolute Energy Corp.*	36,700	292,866
Sanchez Energy Corp.*	11,367	260,986
C&J Energy Services, Inc.*	11,450	221,787
Energy XXI Bermuda Ltd.	4,340	96,261
Total Energy		3,402,343
Health Care - 4.9%
Invacare Corp.	37,880	543,956
Greatbatch, Inc.*	15,388	504,573
Emergent Biosolutions, Inc.*	33,290	480,042
Kindred Healthcare, Inc.*	20,736	272,264
Alere, Inc.*	8,464	207,368
Discovery Laboratories, Inc.*	122,660	186,443
Total Health Care		2,194,646
Materials - 4.8%
Coeur Mining, Inc.*	44,750	595,175
Zoltek Companies, Inc.*	45,880	592,312
Landec Corp.*	31,916	421,610
Allied Nevada Gold Corp.*	63,040	408,499
Globe Specialty Metals, Inc.	11,760	127,831
Total Materials		2,145,427
Utilities - 4.3%
UGI Corp.	18,700	731,356
Black Hills Corp.	11,301	550,924
South Jersey Industries, Inc.	6,790	389,814
MDU Resources Group, Inc.	8,613	223,163
Total Utilities		1,895,257

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 94.0% (continued)
Consumer Staples - 1.5%
Darling International, Inc.*	17,647	$329,293
Central Garden and Pet Co. — Class A*	45,235	312,121
Central Garden and Pet Co.*	5,428	38,539
Total Consumer Staples		679,953
Total Common Stocks
(Cost $35,184,146)		41,703,064
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,1	6,250	549
Total Convertible Preferred Stocks
(Cost $5,968)		549
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17	28,500	4,845
Total Warrants
(Cost $–)		4,845

EXCHANGE TRADED FUNDS† - 1.4%
iShares Russell 2000 Value ETF	3,700	$317,830
iShares S&P Small-Capital 600 Value ETF	3,400	317,696
Total Exchange Traded Funds
(Cost $602,224)		635,526

	Face Amount
CONVERTIBLE BONDS†† - 0.4%
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$200,000	$177,625
Total Convertible Bonds
(Cost $171,174)		177,625
Total Investments - 95.8%
(Cost $35,963,512)		$42,521,609
Other Assets & Liabilities, net - 4.2%		1,845,035
Total Net Assets - 100.0%		$44,366,644

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

StylePlus - Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 20.5%
Information Technology - 4.8%
Apple, Inc.	3,692	$1,462,328
International Business Machines Corp.	5,452	1,041,932
Oracle Corp.	25,742	790,794
Hewlett-Packard Co.	27,633	685,298
Cisco Systems, Inc.	28,161	684,594
Texas Instruments, Inc.	18,673	651,128
Corning, Inc.	41,016	583,658
EMC Corp.	19,543	461,606
Microsoft Corp.	12,502	431,694
Intel Corp.	16,828	407,574
Applied Materials, Inc.	24,495	365,220
Automatic Data Processing, Inc.	3,574	246,105
QUALCOMM, Inc.	3,424	209,138
Mastercard, Inc. — Class A	277	159,137
Broadcom Corp. — Class A	4,675	157,828
Google, Inc. — Class A*	149	131,175
Visa, Inc. — Class A	669	122,260
Total Information Technology		8,591,469
Health Care - 3.8%
Pfizer, Inc.	31,655	886,657
Amgen, Inc.	7,618	751,592
Abbott Laboratories	19,381	676,009
Johnson & Johnson	7,843	673,400
Eli Lilly & Co.	13,440	660,173
McKesson Corp.	5,535	633,758
Medtronic, Inc.	11,478	590,773
Merck & Company, Inc.	12,487	580,021
WellPoint, Inc.	4,892	400,361
Becton Dickinson and Co.	2,900	286,607
Cigna Corp.	3,035	220,007
AbbVie, Inc.	3,951	163,334
Stryker Corp.	1,881	121,663
Total Health Care		6,644,355
Industrials - 3.1%
General Electric Co.	50,486	1,170,771
General Dynamics Corp.	8,301	650,216
Emerson Electric Co.	11,759	641,336
FedEx Corp.	6,391	630,025
United Parcel Service, Inc. — Class B	5,554	480,310
Northrop Grumman Corp.	5,146	426,089
Waste Management, Inc.	10,361	417,859
Raytheon Co.	6,255	413,581
Caterpillar, Inc.	3,451	284,673
Lockheed Martin Corp.	1,878	203,688
Danaher Corp.	2,318	146,729
Norfolk Southern Corp.	1,454	105,633
Total Industrials		5,570,910
Consumer Staples - 2.7%
CVS Caremark Corp.	12,465	712,749
Wal-Mart Stores, Inc.	9,539	710,560
Kimberly-Clark Corp.	6,750	655,695
Altria Group, Inc.	15,655	547,768
PepsiCo, Inc.	6,620	541,450
Reynolds American, Inc.	8,669	419,320
Philip Morris International, Inc.	3,686	319,281
Coca-Cola Co.	6,819	273,510
General Mills, Inc.	5,613	272,399
Procter & Gamble Co.	2,898	223,117
Kroger Co.	3,193	110,286
Total Consumer Staples		4,786,135
Energy - 2.4%
Exxon Mobil Corp.	17,599	1,590,069
ConocoPhillips	12,259	741,670
Anadarko Petroleum Corp.	6,509	559,318
Chevron Corp.	3,919	463,774
Schlumberger Ltd.	5,613	402,228
Valero Energy Corp.	11,282	392,275
Hess Corp.	1,675	111,371
Total Energy		4,260,705
Financials - 1.6%
Travelers Companies, Inc.	5,618	448,990
JPMorgan Chase & Co.	7,029	371,060
Wells Fargo & Co.	7,702	317,862
Bank of America Corp.	21,594	277,699
Citigroup, Inc.	5,672	272,086
MetLife, Inc.	5,940	271,815
SunTrust Banks, Inc.	5,840	184,369
Goldman Sachs Group, Inc.	1,208	182,710
Prudential Financial, Inc.	2,270	165,778
ACE Ltd.	1,677	150,058
Allstate Corp.	2,875	138,345
Capital One Financial Corp.	1,796	112,807
Total Financials		2,893,579
Consumer Discretionary - 1.4%
Comcast Corp. — Class A	14,084	589,839
Time Warner, Inc.	8,940	516,910
Target Corp.	6,885	474,101
Time Warner Cable, Inc.	3,882	436,647
Lowe's Companies, Inc.	6,172	252,435
Viacom, Inc. — Class B	2,272	154,610
Macy's, Inc.	2,296	110,208
Total Consumer Discretionary		2,534,750
Telecommunication Services - 0.7%
CenturyLink, Inc.	12,006	424,412
Verizon Communications, Inc.	8,387	422,202
AT&T, Inc.	9,361	331,379
Total Telecommunication Services		1,177,993
Total Common Stocks
(Cost $35,195,981)		36,459,896
MUTUAL FUNDS†,6 - 3.7%
Floating Rate Strategies Fund Institutional Class	123,556	3,282,892
Macro Opportunities Fund Institutional Class	119,794	3,186,517
Total Mutual Funds
(Cost $6,674,521)		6,469,409
SHORT TERM INVESTMENTS†† - 32.9%
Dreyfus Treasury Prime Cash Management Fund	58,262,436	58,262,436
Total Short Term Investments
(Cost $58,262,436)		58,262,436

StylePlus - Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 9.1%
Financials - 2.5%
Ford Motor Credit Company LLC
7.00% due 04/15/15	$1,370,000	$1,485,231
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	1,300,000	1,363,294
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,300,000	1,212,250
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	520,000	536,900
Total Financials		4,597,675
Industrial - 2.5%
Glencore Funding LLC
1.43% due 05/27/16[1,3]	1,880,000	1,830,601
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	1,300,000	1,299,611
Anglo American Capital plc
9.38% due 04/08/14[3]	590,000	625,418
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
6.50% due 05/15/21[3]	340,000	327,250
ServiceMaster Co.
7.00% due 08/15/20	270,000	256,163
Total Industrial		4,339,043
Materials - 1.2%
Barrick Gold Corp.
2.50% due 05/01/18[3]	1,310,000	1,175,573
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	940,000	947,050
Total Materials		2,122,623
Energy - 1.1%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[3]	1,785,819	1,897,433
Financial Institutions - 0.6%
Mack-Cali Realty, LP
5.13% due 02/15/14	560,000	573,020
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[3]	380,000	415,171
Total Financial Institutions		988,191
Industrials - 0.5%
International Lease Finance Corp.
2.22% due 06/15/16[1]	900,000	893,250
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[3]	500,000	511,250
Information Technology - 0.3%
iGATE Corp.
9.00% due 05/01/16	290,000	301,600
First Data Corp.
6.75% due 11/01/20[3]	155,000	157,713
Total Information Technology		459,313
Consumer Discretionary - 0.1%
Sabre, Inc.
8.50% due 05/15/19[3]	210,000	223,650
Total Corporate Bonds
(Cost $16,539,345)		16,032,428
ASSET BACKED SECURITIES†† - 8.5%
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,3]	4,000,000	3,965,599
Newcastle CDO Ltd.,
0.45% due 05/25/52	2,849,349	2,767,545
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,3]	1,263,398	1,233,127
2006-1A, 1.09% due 02/01/22[1,3]	500,000	434,387
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,3]	1,345,599	1,248,514
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,3]	1,150,000	1,060,278
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,3]	1,000,000	998,140
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,3]	827,595	807,493
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,3]	810,000	732,024
NewStar Trust 2005-1
2005-1A, 0.78% due 07/25/18[1,3]	498,202	495,975
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,3]	500,000	469,690
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,3]	450,000	410,947
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	455,101	409,361
Total Asset Backed Securities
(Cost $15,098,776)		15,033,080

U.S. GOVERNMENT SECURITIES† - 6.8%
U.S. Treasury Bill
0.00% due 07/18/13	5,000,000	4,999,945
0.00% due 07/11/13	4,000,000	3,999,976

StylePlus - Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 6.8% (continued)
0.00% due 07/25/13	$3,000,000	$2,999,964
Total U.S. Government Securities
(Cost $11,999,948)		11,999,885
SENIOR FLOATING RATE INTERESTS†† - 6.3%
Consumer Discretionary - 1.7%
Travelport Holdings Ltd.
6.25% due 06/21/19	1,310,000	1,293,624
due 08/23/15[4]	260,000	258,755
Blue Coat Systems, Inc.
4.50% due 02/15/18	746,250	741,272
Warner Music Group
due 07/07/20[4]	490,000	483,469
3.75% due 07/07/20	190,000	188,575
Compucom Systems, Inc.
4.25% due 05/07/20	110,000	108,075
Total Consumer Discretionary		3,073,770
Financials - 1.6%
National Financial Partners
due 06/19/20[4]	1,280,000	1,270,937
Knight/Getco
due 11/30/17[4]	1,170,000	1,150,987
Level 3 Financing, Inc.
4.75% due 08/01/19	230,000	229,784
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	110,000	109,588
Total Financials		2,761,296
Information Technology - 1.2%
Go Daddy Operating Company LLC
4.25% due 12/17/18	1,080,000	1,072,914
ION Trading Technologies Ltd.
4.50% due 05/22/20	650,000	645,665
CCC Information Services, Inc.
5.25% due 12/20/19	290,000	287,341
First Data Corp.
4.19% due 03/23/18	150,000	146,063
Total Information Technology		2,151,983
Industrials - 0.7%
Thermasys Corp.
5.25% due 05/03/19	650,000	648,050
US Air, Inc.
4.25% due 05/23/19	520,000	513,282
Laureate Education, Inc.
5.25% due 06/15/18	125,000	123,985
Total Industrials		1,285,317
Energy - 0.7%
Pacific Drilling
4.50% due 05/18/18	670,000	666,818
EquiPower Resources Holdings LLC
due 12/31/19[4]	550,000	545,187
Total Energy		1,212,005
Telecommunication Services - 0.3%
Univision Communications, Inc.
4.00% due 03/01/20	428,925	419,721
4.50% due 02/28/20	149,625	148,091
Total Telecommunication Services		567,812
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	150,000	150,422
Total Senior Floating Rate Interests
(Cost $11,265,588)		11,202,605
MUNICIPAL BONDS†† - 0.8%
New York - 0.8%
City of New York New York General Obligation Unlimited
0.36% due 04/01/35[1]	1,330,000	1,330,000
Total Municipal Bonds
(Cost $1,330,000)		1,330,000
MORTGAGE BACKED SECURITIES†† - 0.4%
Banc of America Large Loan Trust 2007-BMB1
2007-BMB1,1.29% due 08/15/29[1,3]	800,000	792,694
Total Mortgage Backed Securities
(Cost $794,500)		792,694
COMMERCIAL PAPER†† - 7.9%
CBS Corp.
0.23% due 07/01/13[3]	2,000,000	2,000,000
Bemis Company, Inc.
0.30% due 07/02/13[3]	2,000,000	1,999,983
Aegon N.V.
0.27% due 07/08/13[3]	2,000,000	1,999,895
Pentair Finance S.A.
0.29% due 07/10/13[3]	2,000,000	1,999,856
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[3]	2,000,000	1,999,853
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[3]	2,000,000	1,999,769
Noble Corporation/Cayman Islands
0.32% due 07/25/13[3]	2,000,000	1,999,573
Total Commercial Paper
(Cost $13,998,929)		13,998,929
Total Investments - 96.9%
(Cost $171,160,024)		$171,581,362
Other Assets & Liabilities, net - 3.1%		5,416,933
Total Net Assets - 100.0%		$176,998,295

StylePlus - Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,785,750)	60	$(84,300)

Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. July 2013 S&P 500 Index Swap, Terminating 07/01/13 [5] (Notional Value $133,199,163)	82,924	$(1,900,005)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
†	† Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $33,811,856 (cost $34,175,814), or 19.1% of total net assets.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

[6]	Affliliated funds.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities®. In addition, the Board of Directors has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Alpha Opportunity Fund	$11,653,079	$—	$639,035	$—	$—	$12,292,114
Enchanced World Equity Fund	4,809,828	—	—	—	—	4,809,828
Mid Cap Value Fund	1,165,419,335	—	6,758,582	—	—	1,172,177,917
Mid Cap Value Institutional Fund	517,961,816	—	3,822,092	—	—	521,783,908
MSCI EAFE Equal Weight Fund	70,053,367	—	358,669	—	190	70,412,226
Small Cap Value Fund	42,338,590	—	183,019	—	—	42,521,609
StylePlus - Large Core Fund	54,929,190	—	116,652,172	—	—	171,581,362
Liabilities
Alpha Opportunity Fund	$1,211	$3,490	$—	$—	$7,341,377	$7,346,078
Enchanced World Equity Fund		6,650				6,650
StylePlus - Large Core Fund	—	84,300	—	1,900,005	—	1,984,305

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2013, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2013:

LEVEL 3 – Fair value measurement using significant unobservable inputs	Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$(7,341,377)
Ending Balance	$(7,341,377)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2013, the repurchase agreements in the account were as follows:

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street			U.S. Treasury Note
	0.01%			0.25%
	Due 07/01/13	$115,785	$115,785	08/15/15	$120,000	$119,679

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2013 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/12	Additions	Reductions	Value 06/30/2013	Shares 06/30/2013	Investment Income
Mid Cap Value Fund
	Common Stocks:
	IXYS Corp.	$21,192,383	$—	$—	23,627,798	2,136,329	$128,180
	Maxwell Technologies, Inc.	1,376,517	459,659	—	12,190,543	1,704,971	—
	Total	$22,568,900	$459,659	$—	$35,818,341	3,841,300	$128,180

Mid Cap Value Institutional Fund
	Common Stock:
	HydroGen Corp.	$18,985	$—	$—	$16,454	1,265,700	$—
	Total	$18,985	$—	$—	$16,454	1,265,700	$—

5. Options Written

Transactions in options written during the period ended June 30, 2013, were as follows:

	Enhanced World Equity Fund
	Number of contracts	Premiun amount
Balance at June 18, 2013	–	$–
Options Written	585	39,748
Options terminated in closing purchase transactions	(410)	(24,640)
Options expired	–	–
Options exercised	–	–
Balance at June 30, 2013	175	$15,108

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure
Alpha Opportunity Series	x
Enhanced World Equity Fund	x
Style Plus – Large Core Fund	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________Security Equity Fund ___

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                               Donald C. Cacciapaglia, President

Date August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

                                               Donald C. Cacciapaglia, President

Date August 26, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

                                               Nikolaos Bonos, Treasurer

Date August 26, 2013

* Print the name and title of each signing officer under his or her signature.